CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Subscription Payable (Receivable)	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2017	1,000,000	2,588,693	136,953,904
Beginning balance, amount at Dec. 31, 2017	$ 1,000	$ 2,589	$ 136,954	$ 25,235	$ 10,341,442	$ (13,425,439)	$ (2,918,219)
Common stock contributed by officer for services				169,271	729,252		898,523
Issuance of stock options					256,187		256,187
Conversion of debt for subscription payable				2,000			2,000
Cash received for acquisition of common shares					367,500		367,500
Common stock contributed by officer for subscriptions payable				(35,000)	35,000		0
Common stock contributed by officer for acquisition				6,500	838,500		845,000
Net loss						(5,377,489)	(5,377,489)
Ending balance, shares at Dec. 31, 2018	1,000,000	2,588,693	136,953,904
Ending balance, amount at Dec. 31, 2018	$ 1,000	$ 2,589	$ 136,954	168,006	12,567,881	(18,802,928)	(5,926,498)
Issuance of stock options							113,488
Issuance of stock and stock options for services				203,126	113,488		316,614
Net loss						(11,525,157)	(11,525,157)
Ending balance, shares at Jun. 30, 2019	1,000,000	2,588,693	136,953,904
Ending balance, amount at Jun. 30, 2019	$ 1,000	$ 2,589	$ 136,954	371,132	12,681,369	(30,328,085)	(17,135,041)
Beginning balance, shares at Dec. 31, 2018	1,000,000	2,588,693	136,953,904
Beginning balance, amount at Dec. 31, 2018	$ 1,000	$ 2,589	$ 136,954	168,006	12,567,881	(18,802,928)	(5,926,498)
Common stock contributed by officer for services				406,250			406,250
Issuance of stock options					140,668		140,668
Common stock issued for convertible promissory notes, shares			40,676,035
Common stock issued for convertible promissory notes, amount			$ 40,676		571,200		611,876
Net loss						(14,028,165)	(14,028,165)
Ending balance, shares at Dec. 31, 2019	1,000,000	2,588,693	177,629,939
Ending balance, amount at Dec. 31, 2019	$ 1,000	$ 2,589	$ 177,630	574,256	13,279,749	(32,831,093)	(18,795,869)
Beginning balance, shares at Mar. 31, 2019	1,000,000	2,588,693	136,953,904
Beginning balance, amount at Mar. 31, 2019	$ 1,000	$ 2,589	$ 136,954	269,569	12,640,597	(21,784,274)	(8,733,565)
Issuance of stock and stock options for services				101,563	40,772		142,335
Net loss						(8,543,811)	(8,543,811)
Ending balance, shares at Jun. 30, 2019	1,000,000	2,588,693	136,953,904
Ending balance, amount at Jun. 30, 2019	$ 1,000	$ 2,589	$ 136,954	371,132	12,681,369	(30,328,085)	(17,135,041)
Beginning balance, shares at Dec. 31, 2019	1,000,000	2,588,693	177,629,939
Beginning balance, amount at Dec. 31, 2019	$ 1,000	$ 2,589	$ 177,630	574,256	13,279,749	(32,831,093)	(18,795,869)
Common stock issuable for director services				203,124			203,124
Reclassification of preferred stock as mezzanine, shares	(1,000,000)	(2,588,693)
Reclassification of preferred stock as mezzanine, amount	$ (1,000)	$ (2,589)			(4,790,884)		(4,794,473)
Issuance of stock options							0
Common stock issued for convertible promissory notes, shares			679,932,432
Common stock issued for convertible promissory notes, amount			$ 679,933		1,470,246		2,150,179
Net loss						(3,495,988)	(3,495,988)
Ending balance, shares at Jun. 30, 2020	0	0	857,562,371
Ending balance, amount at Jun. 30, 2020	$ 0	$ 0	$ 857,563	777,380	9,959,111	(36,327,081)	(24,773,027)
Beginning balance, shares at Mar. 31, 2020	1,000,000	2,588,693	737,324,774
Beginning balance, amount at Mar. 31, 2020	$ 1,000	$ 2,589	$ 737,325	675,818	14,473,982	(38,797,291)	(22,906,577)
Common stock issuable for director services				101,562			101,562
Reclassification of preferred stock as mezzanine, shares	(1,000,000)	(2,588,693)
Reclassification of preferred stock as mezzanine, amount	$ (1,000)	$ (2,589)			(4,790,884)		(4,794,473)
Common stock issued for convertible promissory notes, shares			120,237,597
Common stock issued for convertible promissory notes, amount			$ 120,238		276,013		396,251
Net loss						2,470,210	2,470,210
Ending balance, shares at Jun. 30, 2020	0	0	857,562,371
Ending balance, amount at Jun. 30, 2020	$ 0	$ 0	$ 857,563	$ 777,380	$ 9,959,111	$ (36,327,081)	$ (24,773,027)